Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Blue Chip Investor Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blue Chip Investor Fund
Average Annual Return, Percent	9.64%	14.34%		8.26%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500
Average Annual Return, Percent	15.16%	16.64%		13.65%